Bank Loans (Tables)	12 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
Schedule of Outstanding Balances of Bank Loans	Outstanding balances of bank loans consisted of the following:
	As of June 30,
	2023	2022

Loan from Bank of Shanghai Pudong Development	$5,683,626	$7,040,738
Loan from China Merchants Bank	3,491,928	5,931,331
Loan from Bank of Communication	1,379,063	1,492,961
Loans from Development Bank of Singapore	-	9,333
Total bank loans	$10,554,617	$14,474,363
Less: Non-current portion	-	-
Short-term bank loans and long-term bank loans – current portion	$10,554,617	$14,474,363